RISK MANAGEMENT - Hedging derivatives (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure Of Financial Risk Management Explanatory [Line Items]
Hedging derivatives assets	$ 9.3	$ 30,138	$ 55,261	[2]
Hedging derivatives liabilities	$ 60.2	195,539	13,464	[2]
Hedging Derivatives
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional Amount		8,722,602	3,377,903
Hedging derivatives liabilities		195,539	13,464
Hedging Derivatives | Central counterparties [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional Amount		4,601,646	1,541,236
Hedging Derivatives
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional Amount		2,493,849	4,233,151
Hedging derivatives assets		30,138	55,261
Hedging Derivatives | Central counterparties [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional Amount		$ 1,280,402	$ 1,632,248

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.